Document and Entity Information	Nov. 04, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 04, 2022
Entity File Number	814-01341
Entity Registrant Name	TRINITY CAPITAL INC.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	35-2670395
Entity Address State Or Province	AZ
Entity Address, Address Line One	1 N 1st Street
Entity Address, Adress Line Two	Suite 302
Entity Address, City or Town	Phoenix
Entity Address, Postal Zip Code	85004
City Area Code	480
Local Phone Number	374-5350
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	false
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001786108
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false